Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 616,494	$ 689,355	$ 679,918
(Loss)/gain on derivatives	(196)	(165)	4,064
Interest income	2,717	4,120	3,642
Interest expense and finance cost, net	(106,196)	(107,181)	(106,022)
Depreciation and amortization	(108,206)	(107,395)	(101,793)
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Net income attributable to Navios Holdings common stockholders	175,485	40,811	145,757
Total assets	2,941,462	2,913,824	3,676,767
Goodwill	160,336	160,336	175,057
Capital expenditures	(57,690)	(193,956)	(582,777)
Investments In Affiliates	197,291	117,088	18,695
Cash and cash equivalents	257,868	171,096	207,410	173,933
Restricted cash (including current and non current portion)	24,704	6,399	53,577
Long term debt (including current and non current portion)	1,358,212	1,453,557	2,075,910
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	369,461	429,538	458,377
(Loss)/gain on derivatives	(196)	(165)	4,064
Interest income	2,329	2,899	2,568
Interest income from investments in finance leases			877
Interest expense and finance cost, net	(86,139)	(81,379)	(85,720)
Depreciation and amortization	(81,267)	(76,734)	(69,458)
Equity in net earnings of affiliated companies	48,228	35,246	40,585
Net income attributable to Navios Holdings common stockholders	175,388	77,717	151,241
Total assets	2,490,929	2,478,400	2,141,770
Goodwill	56,240	56,240	56,239
Capital expenditures	(40,024)	(115,830)	(387,310)
Investments In Affiliates	197,291	117,088	18,695
Cash and cash equivalents	212,330	130,567	106,846
Restricted cash (including current and non current portion)	24,704	6,399	19,214
Long term debt (including current and non current portion)	1,157,614	1,252,889	1,239,070
Logistics Business
Segment Reporting Information [Line Items]
Revenue	247,033	234,687	187,973
Interest income	388	843	297
Interest expense and finance cost, net	(20,057)	(17,074)	(4,526)
Depreciation and amortization	(26,939)	(22,616)	(22,215)
Net income attributable to Navios Holdings common stockholders	97	(125)	5,600
Total assets	450,533	435,424	548,382
Goodwill	104,096	104,096	104,096
Capital expenditures	(17,666)	(70,598)	(15,885)
Cash and cash equivalents	45,538	40,529	39,204
Restricted cash (including current and non current portion)		0	564
Long term debt (including current and non current portion)	200,598	200,668	127,422
Tanker Vessel Operations
Segment Reporting Information [Line Items]
Revenue		25,130	33,568
Interest income		378	777
Interest expense and finance cost, net		(8,728)	(15,776)
Depreciation and amortization		(8,045)	(10,120)
Net income attributable to Navios Holdings common stockholders		(36,781)	(11,084)
Total assets			986,615
Goodwill			14,722
Capital expenditures		(7,528)	(179,582)
Cash and cash equivalents			61,360
Restricted cash (including current and non current portion)			33,799
Long term debt (including current and non current portion)			$ 709,418